Note 8 - Stockholders' Equity	9 Months Ended
Sep. 30, 2019
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
(
8
)
Stockholders’ Equity

Public Offering on Form S-
1
Registration Statement
- In
April 2019,
the Company submitted a Form S-
1
Registration Statement (S-
1
) to the Securities and Exchange Commission (SEC), which was subsequently amended. On
August 2, 2019,
the Company entered into an underwriting agreement with Maxim Group LLC, as representative of the several underwriters named therein, relating to a firm commitment underwritten public offering pursuant to the S-
1,
of
1,666,667
units consisting of
one
share of common stock, par value of
$0.001
per share, and a warrant to purchase
one
share of common stock. The offering price to the public was
$6.00
per unit. The warrants, which are equity classified, are immediately exercisable for shares of common stock at a price of
$6.30
per share and expire
five
years from the date of issuance. In addition, the underwriters were granted
11,958
warrants exercisable at a per warrant exercise price of
$6.60
as part of their compensation. The underwriters were granted a
45
-day option to purchase up to
250,000
additional shares of common stock, and/or
250,000
additional warrants to cover over-allotments, if any. The closing of the offering occurred on
August 6, 2019.
After deducting underwriting discounts and commissions and estimated offering expenses payable by the Company, BioCardia realized net proceeds of approximately
$8.84
million. On
September 4, 2019,
the underwriters exercised the over-allotment and purchased
75,000
shares of common stock and
250,000
warrants for net proceeds of approximately
$420,000,
after deducting underwriting discounts of approximately
$32,000.

Up List to Nasdaq
- On
August 2, 2019
the Company’s common stock and warrants to purchase common stock began trading on the Nasdaq Capital Market. Previously the common stock was quoted on the OTCQB Marketplace (OTCQB) under the symbol, “BCDA”.  “BCDA” and “BCDAW” are the trading symbols for the Company’s common stock and warrants to purchase common stock, respectively, on the Nasdaq Capital Market.

Convertible Note Financing
- On
July 5, 2019,
BioCardia entered into a note purchase agreement pursuant to which the Company issued on such date
$625,000
in aggregate principal amount of convertible promissory notes to accredited investors, a portion of which were certain of the Company’s officers and directors and a principal stockholder (or their respective affiliates). The notes accrued
14.0%
simple interest and mature
six
months from the issue date, on
January 5, 2020.
If at any time prior to the maturity date, the Company closes a public stock offering for the purpose of raising capital in which the Company’s common stock is listed or quoted on the New York Stock Exchange, the Nasdaq Global Select Market, the Nasdaq Global Market or the Nasdaq Capital Market, the outstanding principle and interest would automatically convert into the securities offered in the financing at a unit price equal to a
50%
discount to the qualified financing price. The convertible notes conversion features were determined to be an embedded derivative requiring bifurcation and separate accounting at estimated fair value. The fair value of the derivative was treated as a discount on the notes, which is subject to accretion over the term of the note. The change in fair value of the derivative liability was approximately
$52,000.
The loss on extinguishment of the convertible notes approximated
$521,000.
Interest expense on the notes for the
three
and
nine
months ended
September
31,
2019,
totaled
$112,000
and included
$104,000
of accretion of the discount.

Upon the closing of the Company’s public offering of units on
August 6, 2019
the unpaid principal and interest on the convertible notes totaling approximately
$633,000,
converted into
210,887
units, each unit consisting of
one
share of common stock and a warrant to purchase
one
share of common stock, at a conversion price of
$3.00
per unit. Holders of the convertible notes had the option of converting the notes into units of one
share of common stock and a warrant at a unit price of
$8.00
prior to the automatic conversion in the Company’s public offering. The warrants have the same terms, including exercise price and expiration date, as the warrants issued in the public offering.

Reverse Stock Split
- On
June 6, 2019
the Company effected a
1
-for-
9
reverse stock split of the Company’s common stock. Neither the par value nor the authorized number of shares was adjusted as a result of the reverse stock split. All issued and outstanding common stock, warrants, stock options, restricted stock units and per share amounts contained in the accompanying consolidated financial statements and notes to the consolidated financial statements have been retroactively adjusted to give effect to the reverse stock split for all periods presented.

Warrants for Common Stock
- On
December 24, 2018,
the Company issued
296,296
warrants (as adjusted for the reverse stock split described above) to purchase the Company’s common stock in connection with the sale of an aggregate of
592,592
shares (as adjusted) of the Company’s common stock at a purchase price of
$6.75
per share (as adjusted) for aggregate proceeds of
$3.8
million, net of
$200,000
in expenses. The warrants are exercisable immediately for cash and, since six
months have passed, are also exercisable on a cashless basis until an effective registration statement has been filed registering the resale of the shares issuable upon exercise of the warrants. Warrants can be settled in unregistered shares. The warrants have an exercise price of
$6.75
per share and will expire on
December 24, 2023.
The issued warrants are standalone financial instruments and were equity classified in accordance with US GAAP. Set forth below is a table of activity of warrants for common stock and the related weighted average exercise price per warrant.

	Number of Common Stock Warrants	Weighted Average Exercise Price
Balance, December 31, 2018	296,296	$6.75
Warrants for common stock sold	2,139,512	$6.30
Warrants for common stock exercised	-
Balance, September 30,2018	2,435,808	$6.36